Document and Entity Information	Sep. 11, 2020
Cover [Abstract]
Entity Registrant Name	COSTCO WHOLESALE CORP /NEW
Amendment Flag	false
Entity Central Index Key	0000909832
Current Fiscal Year End Date	--09-01
Document Type	8-K
Document Period End Date	Sep. 11, 2020
Entity Incorporation State Country Code	WA
Entity File Number	0-20355
Entity Tax Identification Number	91-1223280
Entity Address, Address Line One	999 Lake Drive
Entity Address, City or Town	Issaquah
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98027
City Area Code	425
Local Phone Number	313-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	COST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false